Cost of Sales - Disclosure of cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Production costs	R 43,155	R 38,923	R 34,866
Amortisation and depreciation of mining assets	4,765	4,546	3,355
Amortisation and depreciation of assets other than mining assets	77	96	99
Rehabilitation expenditure	142	3	32
Care and maintenance costs of restructured shafts	380	246	227
Employment termination and restructuring costs	200	86	597
Share-based payments	573	171	51
Impairment of assets	0	2,793	0
Toll treatment costs	368	420	323
Other	(25)	(51)	(15)
Total cost of sales	R 49,635	R 47,233	R 39,535